SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of Consolidation (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 11, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Cash consideration paid to acquire business				$ 0	$ 1,850
Gain from sale of consolidated entity		$ 0	$ 387	387	$ 0
Gulf Coast Aviation, Inc.
Business Acquisition [Line Items]
Cash consideration paid to acquire business	$ 1,850
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fly Dreams, LLC
Business Acquisition [Line Items]
Selling price			550	550
Gain from sale of consolidated entity			$ 387	$ 387